Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000,000
Previously Paid Amount	0
Total Fee Amount	483,350
Total Offset Amount	$ 0
Narrative Disclosure
1	Final prospectus supplement

Net Fee	$ 483,350
Narrative - Max Aggregate Offering Price	$ 3,500,000,000
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true